Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7—Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Office electronic equipment	1,677,900	1,859,484	284,982
Office fixtures and furniture	85,368	88,577	13,575
Leasehold improvements	1,153,205	1,368,922	209,800
Subtotal	2,916,473	3,316,983	508,357
Less: accumulated depreciation	(2,147,005)	(2,587,771)	(396,599)
Total	769,468	729,212	111,758

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 amounted to RMB 742,956, RMB 690,400 and RMB 483,658 (USD 74,125), respectively.